Chestnut Street Exchange Fund
(A California Limited Partnership)
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Banks - 8.8% Bank of America Corp.	39,255	$1,488,550
JPMorgan Chase & Co.	52,441	10,503,932
Wells Fargo & Co.	55,125	3,195,045
		15,187,527
Capital Goods - 6.2% 3M Co.	18,556	1,968,235
Emerson Electric Co.	62,908	7,135,025
General Electric Co.	9,415	1,652,615
		10,755,875
Consumer Discretionary Distribution & Retail - 5.4% Amazon.com, Inc.(a)	16,666	3,006,213
Home Depot, Inc.	16,394	6,288,738
		9,294,951
Consumer Durables & Apparel - 0.9% NIKE, Inc. - Class B	17,287	1,624,632
Consumer Staples Distribution & Retail - 1.6% Walmart, Inc.	44,853	2,698,805
Energy - 5.0% Exxon Mobil Corp.	47,783	5,554,296
Schlumberger NV	57,711	3,163,140
		8,717,436
Financial Services - 5.1% Moody's Corp.	22,575	8,872,652
Food, Beverage & Tobacco - 4.4% Altria Group, Inc.	12,580	548,740
Mondelez International, Inc. - Class A	8,737	611,590
PepsiCo, Inc.	30,497	5,337,279
Philip Morris International, Inc.	12,580	1,152,580
		7,650,189
Health Care Equipment & Services - 5.4% Abbott Laboratories	79,901	9,081,547
GE HealthCare Technologies, Inc.	3,138	285,276
		9,366,823
Household & Personal Products - 0.3% Kenvue, Inc.	26,378	566,072
Materials - 7.2% Air Products and Chemicals, Inc.	28,579	6,923,834
Cabot Corp.	60,180	5,548,596
		12,472,430
Media & Entertainment - 10.7% Alphabet, Inc. - Class A(a)	42,416	6,401,847
Comcast Corp. - Class A	97,417	4,223,027

Paramount Global - Class B	41,580	489,397
Walt Disney Co.	60,469	7,398,986
		18,513,257
Pharmaceuticals, Biotechnology & Life Sciences - 8.2% Johnson & Johnson	43,842	6,935,366
Merck & Co., Inc.	54,860	7,238,777
		14,174,143
Semiconductors & Semiconductor Equipment - 4.0% Intel Corp.	157,922	6,975,415
Software & Services - 14.5% Check Point Software Technologies Ltd.(a)	31,774	5,211,254
Microsoft Corp.	32,788	13,794,568
Oracle Corp.	49,558	6,224,981
		25,230,803
Technology Hardware & Equipment - 5.9% Apple, Inc.	53,471	9,169,207
Cisco Systems, Inc.	19,716	984,026
		10,153,233
Transportation - 5.2% Union Pacific Corp.	36,354	8,940,539
TOTAL COMMON STOCKS (Cost $18,888,442)		171,194,782
TOTAL INVESTMENTS - 98.8% (Cost $18,888,442)		$171,194,782
Other Assets in Excess of Liabilities - 1.2%		2,005,597
TOTAL NET ASSETS - 100.0%		$173,200,379
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap

(a) Non-income producing security.

Chestnut Street Exchange Fund	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	171,194,782		–	171,194,782
Total Assets	171,194,782		–	171,194,782
Refer to the Schedule of Investments for industry classifications.